SCHEDULE OF DETAILED INFORMATION ABOUT CHANGES IN THE LEASE LIABILITY DURING THE YEARS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities		$ 96
Lease liabilities included in the balance sheet		96
Current		96
Non-current
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities		96
Later Than One Year To Not Later Than Five Year [Member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities